ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of principal subsidiaries, consolidated VIE and subsidiary of VIE

			Percentage of
			Direct or
	Date of	Place of	Indirect
	Incorporation/	Incorporation/	Economic
Subsidiaries	Establishment/	Establishment	Interest	Principal Activities
Futu Securities International (Hong Kong) Limited (“Futu Securities” or the “Operating Company”)	April 17, 2012	Hong Kong	100%	Financial services
Futu Securities (Hong Kong) Limited	May 2, 2014	Hong Kong	100%	Investment holding
Futu Network Technology Limited	May 17, 2015	Hong Kong	100%	Research and development and technology services
Futu Network Technology (Shenzhen) Co., Ltd.	October 14, 2015	Shenzhen, PRC	100%	Research and development and technology services
Shen Si Network Technology (Beijing) Co., Ltd. (“Shen Si”)	September 15, 2014	Beijing, PRC	100%	No substantial business
Futu Inc.	December 17, 2015	Delaware, USA	100%	Financial services

VIE
Shenzhen Futu Network Technology Co., Ltd. (1) (“Shenzhen Futu”)	December 18, 2007	Shenzhen, PRC	100%	Research and development and technology services

Subsidiary of the VIE
Beijing Futu Network Technology Co., Ltd.	April 4, 2014	Beijing, PRC	100%	No substantial business

Note:

(1)

Mr. Leaf Hua Li and Ms. Lei Li are beneficiary owners of the Company and held 85% and 15% equity interest in Shenzhen Futu, respectively. Mr. Leaf Hua Li is the founder, chairman and chief executive officer of the Company, and Ms. Lei Li is Mr. Leaf Hua Li’s spouse.